STAFF RETIREMENT PLANS	12 Months Ended
Dec. 31, 2025
Staff Retirement Plans
STAFF RETIREMENT PLANS

12.	STAFF RETIREMENT PLANS

The Company’s full-time employees in China participate in a government-mandated multiemployer defined contribution plan pursuant to which certain medical care unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The China labor regulations require the Company to accrue for these benefits based on certain percentages of the employees’ salaries. No forfeited contributions may be used by the employer to reduce the existing level of contributions.

The cost of the Company’s contribution to the staff retirement plans in China amounted to RMB1,878,534 (equivalent to US$264,970), RMB3,755,255 (equivalent to US$522,049) and RMB5,917,633 (equivalent to US$825,240) for the years ended December 31, 2023, 2024 and 2025, respectively.